Divestitures (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Gain on Disposition Net of Tax

Total consideration, including working capital adjustments (net of transaction costs)	$ 348
Net assets sold and derecognized:
Cash and cash equivalents	23
Inventories and heap leach ore - current	143
Other current assets	14
Inventories and heap leach ore - non-current	128
Mining interests	151
Accounts payable and accrued liabilities	(38)
Deferred tax liabilities	(12)
Provisions	(56)
Other	(5)
348
Gain (loss) on disposition	$—